Shareholder Report		12 Months Ended
		Jan. 31, 2026 USD ($) Holding	Jan. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Vanguard Fixed Income Securities Funds
Entity Central Index Key		0000106444
Entity Investment Company Type		N-1A
Document Period End Date		Jan. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000007089
Shareholder Report [Line Items]
Fund Name		Short-Term Treasury Fund
Class Name		Investor Shares
Trading Symbol		VFISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s underperformance was driven by its structurally short duration given the fall in short-term interest rates over the period. Curve positioning also detracted.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. 1-5 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,038	$10,047	$10,202
2016	$10,094	$10,126	$10,454
2016	$10,076	$10,090	$10,356
2017	$10,043	$10,011	$10,145
2017	$10,071	$10,064	$10,287
2017	$10,099	$10,100	$10,400
2017	$10,090	$10,091	$10,450
2018	$10,011	$10,001	$10,363
2018	$10,002	$9,984	$10,254
2018	$10,038	$10,022	$10,317
2018	$10,064	$10,049	$10,235
2019	$10,222	$10,246	$10,597
2019	$10,316	$10,354	$10,797
2019	$10,447	$10,511	$11,151
2019	$10,547	$10,644	$11,413
2020	$10,621	$10,743	$11,619
2020	$10,864	$11,072	$11,967
2020	$10,935	$11,115	$12,279
2020	$10,955	$11,096	$12,119
2021	$10,977	$11,109	$12,167
2021	$10,974	$11,066	$11,935
2021	$10,963	$11,102	$12,193
2021	$10,905	$11,005	$12,061
2022	$10,802	$10,875	$11,806
2022	$10,532	$10,519	$10,919
2022	$10,593	$10,602	$11,082
2022	$10,296	$10,261	$10,170
2023	$10,469	$10,493	$10,819
2023	$10,538	$10,617	$10,873
2023	$10,449	$10,507	$10,708
2023	$10,452	$10,504	$10,206
2024	$10,769	$10,865	$11,046
2024	$10,695	$10,734	$10,713
2024	$10,987	$11,073	$11,255
2024	$11,091	$11,158	$11,282
2025	$11,182	$11,244	$11,274
2025	$11,432	$11,533	$11,572
2025	$11,466	$11,557	$11,635
2025	$11,645	$11,751	$11,977
2026	$11,751	$11,857	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	5.09%	1.37%	1.63%
Bloomberg U.S. 1-5 Year Treasury Bond Index	5.44%	1.31%	1.72%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,832,000,000
Holdings Count | Holding		274
Advisory Fees Paid, Amount		$ 693,000
InvestmentCompanyPortfolioTurnover		421.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,832
Number of Portfolio Holdings	274
Portfolio Turnover Rate	421%
Total Investment Advisory Fees (in thousands)	$693

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	2.7%
Asset-Backed/Commercial Mortgage-Backed Securities	1.6%
Conventional Mortgage-Backed Securities	13.2%
Nonconventional Mortgage-Backed Securities	0.2%
U.S. Government Securities	80.1%
Other Assets and Liabilities—NetFootnote Reference	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007090
Shareholder Report [Line Items]
Fund Name		Short-Term Treasury Fund
Class Name		Admiral™ Shares
Trading Symbol		VFIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s underperformance was driven by its structurally short duration given the fall in short-term interest rates over the period. Curve positioning also detracted.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. 1-5 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$50,203	$50,235	$51,012
2016	$50,493	$50,632	$52,270
2016	$50,416	$50,448	$51,781
2017	$50,264	$50,054	$50,726
2017	$50,420	$50,322	$51,434
2017	$50,571	$50,502	$52,001
2017	$50,536	$50,455	$52,248
2018	$50,156	$50,005	$51,816
2018	$50,120	$49,919	$51,270
2018	$50,314	$50,112	$51,585
2018	$50,459	$50,247	$51,175
2019	$51,264	$51,228	$52,983
2019	$51,750	$51,770	$53,983
2019	$52,417	$52,555	$55,753
2019	$52,935	$53,222	$57,065
2020	$53,319	$53,713	$58,093
2020	$54,551	$55,358	$59,835
2020	$54,922	$55,575	$61,396
2020	$55,035	$55,481	$60,596
2021	$55,162	$55,543	$60,835
2021	$55,156	$55,328	$59,676
2021	$55,119	$55,510	$60,965
2021	$54,838	$55,023	$60,306
2022	$54,336	$54,376	$59,030
2022	$52,989	$52,594	$54,596
2022	$53,312	$53,011	$55,408
2022	$51,828	$51,304	$50,848
2023	$52,713	$52,465	$54,095
2023	$53,074	$53,085	$54,363
2023	$52,636	$52,535	$53,542
2023	$52,665	$52,519	$51,029
2024	$54,280	$54,323	$55,230
2024	$53,917	$53,668	$53,565
2024	$55,405	$55,366	$56,273
2024	$55,940	$55,788	$56,411
2025	$56,417	$56,222	$56,372
2025	$57,692	$57,665	$57,861
2025	$57,874	$57,784	$58,176
2025	$58,796	$58,757	$59,886
2026	$59,347	$59,283	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	5.19%	1.47%	1.73%
Bloomberg U.S. 1-5 Year Treasury Bond Index	5.44%	1.31%	1.72%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,832,000,000
Holdings Count | Holding		274
Advisory Fees Paid, Amount		$ 693,000
InvestmentCompanyPortfolioTurnover		421.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,832
Number of Portfolio Holdings	274
Portfolio Turnover Rate	421%
Total Investment Advisory Fees (in thousands)	$693

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	2.7%
Asset-Backed/Commercial Mortgage-Backed Securities	1.6%
Conventional Mortgage-Backed Securities	13.2%
Nonconventional Mortgage-Backed Securities	0.2%
U.S. Government Securities	80.1%
Other Assets and Liabilities—NetFootnote Reference	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007092
Shareholder Report [Line Items]
Fund Name		High-Yield Corporate Fund
Class Name		Investor Shares
Trading Symbol		VWEHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.22%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund benefited from positive security selection in high-yield corporates, notably among industrial issuers.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	High-Yield Corporate Composite Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,601	$10,736	$10,202
2016	$10,898	$11,113	$10,454
2016	$11,179	$11,373	$10,356
2017	$11,343	$11,601	$10,145
2017	$11,629	$11,855	$10,287
2017	$11,905	$12,082	$10,400
2017	$12,020	$12,230	$10,450
2018	$12,045	$12,261	$10,363
2018	$11,897	$12,152	$10,254
2018	$12,023	$12,285	$10,317
2018	$12,005	$12,263	$10,235
2019	$12,238	$12,513	$10,597
2019	$12,733	$13,006	$10,797
2019	$12,996	$13,283	$11,151
2019	$13,256	$13,493	$11,413
2020	$13,517	$13,786	$11,619
2020	$12,539	$12,907	$11,967
2020	$13,628	$14,107	$12,279
2020	$13,644	$14,109	$12,119
2021	$14,222	$14,820	$12,167
2021	$14,372	$14,999	$11,935
2021	$14,617	$15,285	$12,193
2021	$14,619	$15,319	$12,061
2022	$14,342	$15,029	$11,806
2022	$13,646	$14,202	$10,919
2022	$13,716	$14,149	$11,082
2022	$13,128	$13,620	$10,170
2023	$13,859	$14,327	$10,819
2023	$13,923	$14,440	$10,873
2023	$14,132	$14,674	$10,708
2023	$13,859	$14,406	$10,206
2024	$14,927	$15,550	$11,046
2024	$14,928	$15,580	$10,713
2024	$15,532	$16,167	$11,255
2024	$15,830	$16,471	$11,282
2025	$16,103	$16,777	$11,274
2025	$16,205	$16,786	$11,572
2025	$16,767	$17,377	$11,635
2025	$17,153	$17,767	$11,977
2026	$17,417	$18,080	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	8.16%	4.14%	5.71%
High-Yield Corporate Composite Index	7.77%	4.06%	6.10%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 25,899,000,000
Holdings Count | Holding		1,048
Advisory Fees Paid, Amount		$ 6,226,000
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$25,899
Number of Portfolio Holdings	1,048
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$6,226

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	13.0%
Consumer Discretionary	15.4%
Consumer Staples	3.7%
Energy	10.4%
Financials	10.1%
Health Care	6.8%
Industrials	7.2%
Materials	9.6%
Real Estate	2.1%
Technology	5.4%
Utilities	2.4%
Other	9.0%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007093
Shareholder Report [Line Items]
Fund Name		High-Yield Corporate Fund
Class Name		Admiral™ Shares
Trading Symbol		VWEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.12%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund benefited from positive security selection in high-yield corporates, notably among industrial issuers.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	High-Yield Corporate Composite Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$53,019	$53,678	$51,012
2016	$54,517	$55,564	$52,270
2016	$55,937	$56,867	$51,781
2017	$56,771	$58,005	$50,726
2017	$58,218	$59,274	$51,434
2017	$59,613	$60,408	$52,001
2017	$60,205	$61,150	$52,248
2018	$60,343	$61,307	$51,816
2018	$59,618	$60,758	$51,270
2018	$60,265	$61,424	$51,585
2018	$60,188	$61,315	$51,175
2019	$61,374	$62,565	$52,983
2019	$63,873	$65,032	$53,983
2019	$65,204	$66,416	$55,753
2019	$66,527	$67,464	$57,065
2020	$67,852	$68,931	$58,093
2020	$62,962	$64,536	$59,835
2020	$68,445	$70,533	$61,396
2020	$68,541	$70,545	$60,596
2021	$71,465	$74,100	$60,835
2021	$72,234	$74,994	$59,676
2021	$73,485	$76,427	$60,965
2021	$73,514	$76,593	$60,306
2022	$72,139	$75,143	$59,030
2022	$68,654	$71,008	$54,596
2022	$69,024	$70,746	$55,408
2022	$66,084	$68,097	$50,848
2023	$69,780	$71,634	$54,095
2023	$70,117	$72,202	$54,363
2023	$71,190	$73,371	$53,542
2023	$69,834	$72,030	$51,029
2024	$75,234	$77,750	$55,230
2024	$75,254	$77,900	$53,565
2024	$78,321	$80,834	$56,273
2024	$79,844	$82,354	$56,411
2025	$81,238	$83,885	$56,372
2025	$81,773	$83,932	$57,861
2025	$84,632	$86,883	$58,176
2025	$86,601	$88,837	$59,886
2026	$87,955	$90,400	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	8.27%	4.24%	5.81%
High-Yield Corporate Composite Index	7.77%	4.06%	6.10%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 25,899,000,000
Holdings Count | Holding		1,048
Advisory Fees Paid, Amount		$ 6,226,000
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$25,899
Number of Portfolio Holdings	1,048
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$6,226

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	13.0%
Consumer Discretionary	15.4%
Consumer Staples	3.7%
Energy	10.4%
Financials	10.1%
Health Care	6.8%
Industrials	7.2%
Materials	9.6%
Real Estate	2.1%
Technology	5.4%
Utilities	2.4%
Other	9.0%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007097
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Investment-Grade Fund
Class Name		Investor Shares
Trading Symbol		VFICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund slightly outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Security selection within investment-grade corporate bonds helped the Fund’s relative performance. An overweight to overall credit risk also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. 5-10 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,320	$10,441	$10,202
2016	$10,582	$10,779	$10,454
2016	$10,529	$10,725	$10,356
2017	$10,316	$10,480	$10,145
2017	$10,506	$10,723	$10,287
2017	$10,656	$10,922	$10,400
2017	$10,705	$11,006	$10,450
2018	$10,572	$10,886	$10,363
2018	$10,418	$10,669	$10,254
2018	$10,501	$10,771	$10,317
2018	$10,463	$10,699	$10,235
2019	$10,815	$11,120	$10,597
2019	$11,097	$11,490	$10,797
2019	$11,474	$11,969	$11,151
2019	$11,733	$12,308	$11,413
2020	$11,979	$12,627	$11,619
2020	$12,088	$12,459	$11,967
2020	$12,762	$13,290	$12,279
2020	$12,692	$13,212	$12,119
2021	$12,876	$13,434	$12,167
2021	$12,642	$13,142	$11,935
2021	$13,001	$13,538	$12,193
2021	$12,768	$13,294	$12,061
2022	$12,455	$12,969	$11,806
2022	$11,356	$11,828	$10,919
2022	$11,559	$12,032	$11,082
2022	$10,600	$11,021	$10,170
2023	$11,448	$11,916	$10,819
2023	$11,537	$12,010	$10,873
2023	$11,422	$11,890	$10,708
2023	$10,873	$11,324	$10,206
2024	$11,956	$12,452	$11,046
2024	$11,657	$12,137	$10,713
2024	$12,300	$12,797	$11,255
2024	$12,382	$12,886	$11,282
2025	$12,414	$12,920	$11,274
2025	$12,739	$13,257	$11,572
2025	$13,016	$13,542	$11,635
2025	$13,402	$13,939	$11,977
2026	$13,520	$14,067	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	8.91%	0.98%	3.06%
Bloomberg U.S. 5-10 Year Credit Bond Index	8.88%	0.92%	3.47%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 38,785,000,000
Holdings Count | Holding		1,776
Advisory Fees Paid, Amount		$ 6,969,000
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,785
Number of Portfolio Holdings	1,776
Portfolio Turnover Rate	68%
Total Investment Advisory Fees (in thousands)	$6,969

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	6.6%
Consumer Discretionary	4.2%
Consumer Staples	4.5%
Energy	6.5%
Financials	30.5%
Health Care	6.5%
Industrials	4.5%
Materials	2.5%
Real Estate	3.6%
Technology	6.1%
Utilities	8.4%
Other	15.4%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007098
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Investment-Grade Fund
Class Name		Admiral™ Shares
Trading Symbol		VFIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund slightly outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Security selection within investment-grade corporate bonds helped the Fund’s relative performance. An overweight to overall credit risk also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. 5-10 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$51,611	$52,206	$51,012
2016	$52,936	$53,897	$52,270
2016	$52,683	$53,625	$51,781
2017	$51,633	$52,402	$50,726
2017	$52,596	$53,614	$51,434
2017	$53,362	$54,610	$52,001
2017	$53,620	$55,032	$52,248
2018	$52,963	$54,430	$51,816
2018	$52,207	$53,346	$51,270
2018	$52,634	$53,853	$51,585
2018	$52,460	$53,496	$51,175
2019	$54,239	$55,600	$52,983
2019	$55,667	$57,450	$53,983
2019	$57,570	$59,845	$55,753
2019	$58,886	$61,538	$57,065
2020	$60,136	$63,136	$58,093
2020	$60,695	$62,297	$59,835
2020	$64,096	$66,451	$61,396
2020	$63,760	$66,058	$60,596
2021	$64,703	$67,172	$60,835
2021	$63,542	$65,710	$59,676
2021	$65,359	$67,689	$60,965
2021	$64,209	$66,468	$60,306
2022	$62,649	$64,845	$59,030
2022	$57,136	$59,138	$54,596
2022	$58,170	$60,159	$55,408
2022	$53,357	$55,106	$50,848
2023	$57,639	$59,578	$54,095
2023	$58,106	$60,050	$54,363
2023	$57,537	$59,450	$53,542
2023	$54,788	$56,619	$51,029
2024	$60,257	$62,258	$55,230
2024	$58,764	$60,683	$53,565
2024	$62,023	$63,984	$56,273
2024	$62,454	$64,428	$56,411
2025	$62,629	$64,598	$56,372
2025	$64,284	$66,286	$57,861
2025	$65,703	$67,712	$58,176
2025	$67,671	$69,694	$59,886
2026	$68,285	$70,334	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	9.03%	1.08%	3.17%
Bloomberg U.S. 5-10 Year Credit Bond Index	8.88%	0.92%	3.47%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 38,785,000,000
Holdings Count | Holding		1,776
Advisory Fees Paid, Amount		$ 6,969,000
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,785
Number of Portfolio Holdings	1,776
Portfolio Turnover Rate	68%
Total Investment Advisory Fees (in thousands)	$6,969

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	6.6%
Consumer Discretionary	4.2%
Consumer Staples	4.5%
Energy	6.5%
Financials	30.5%
Health Care	6.5%
Industrials	4.5%
Materials	2.5%
Real Estate	3.6%
Technology	6.1%
Utilities	8.4%
Other	15.4%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Admiral Share class was reduced.
Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007099
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Treasury Fund
Class Name		Investor Shares
Trading Symbol		VFITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s underperformance was driven largely by its duration positioning throughout the period. Strong security selection, on the other hand, added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. 5-10 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,091	$10,111	$10,202
2016	$10,281	$10,373	$10,454
2016	$10,160	$10,194	$10,356
2017	$9,916	$9,859	$10,145
2017	$10,038	$10,024	$10,287
2017	$10,092	$10,089	$10,400
2017	$10,073	$10,074	$10,450
2018	$9,885	$9,867	$10,363
2018	$9,819	$9,793	$10,254
2018	$9,869	$9,847	$10,317
2018	$9,858	$9,822	$10,235
2019	$10,201	$10,242	$10,597
2019	$10,350	$10,398	$10,797
2019	$10,653	$10,770	$11,151
2019	$10,858	$11,042	$11,413
2020	$11,015	$11,224	$11,619
2020	$11,558	$11,940	$11,967
2020	$11,698	$12,066	$12,279
2020	$11,621	$11,908	$12,119
2021	$11,620	$11,839	$12,167
2021	$11,437	$11,495	$11,935
2021	$11,616	$11,798	$12,193
2021	$11,388	$11,517	$12,061
2022	$11,215	$11,341	$11,806
2022	$10,576	$10,531	$10,919
2022	$10,769	$10,776	$11,082
2022	$10,032	$9,898	$10,170
2023	$10,458	$10,392	$10,819
2023	$10,569	$10,523	$10,873
2023	$10,313	$10,228	$10,708
2023	$10,008	$9,798	$10,206
2024	$10,646	$10,532	$11,046
2024	$10,328	$10,133	$10,713
2024	$10,847	$10,707	$11,255
2024	$10,831	$10,655	$11,282
2025	$10,829	$10,626	$11,274
2025	$11,248	$11,072	$11,572
2025	$11,237	$11,060	$11,635
2025	$11,507	$11,361	$11,977
2026	$11,571	$11,389	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	6.86%	-0.08%	1.47%
Bloomberg U.S. 5-10 Year Treasury Bond Index	7.18%	-0.77%	1.31%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 7,105,000,000
Holdings Count | Holding		231
Advisory Fees Paid, Amount		$ 829,000
InvestmentCompanyPortfolioTurnover		173.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,105
Number of Portfolio Holdings	231
Portfolio Turnover Rate	173%
Total Investment Advisory Fees (in thousands)	$829

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	5.0%
Asset-Backed/Commercial Mortgage-Backed Securities	1.3%
Conventional Mortgage-Backed Securities	6.3%
Nonconventional Mortgage-Backed Securities	3.6%
U.S. Government Securities	81.6%
Other Assets and Liabilities—NetFootnote Reference	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007100
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Treasury Fund
Class Name		Admiral™ Shares
Trading Symbol		VFIUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s underperformance was driven largely by its duration positioning throughout the period. Strong security selection, on the other hand, added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. 5-10 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$50,467	$50,556	$51,012
2016	$51,428	$51,867	$52,270
2016	$50,838	$50,970	$51,781
2017	$49,628	$49,297	$50,726
2017	$50,254	$50,118	$51,434
2017	$50,535	$50,443	$52,001
2017	$50,453	$50,371	$52,248
2018	$49,522	$49,334	$51,816
2018	$49,206	$48,965	$51,270
2018	$49,469	$49,237	$51,585
2018	$49,423	$49,112	$51,175
2019	$51,157	$51,208	$52,983
2019	$51,917	$51,991	$53,983
2019	$53,450	$53,850	$55,753
2019	$54,495	$55,210	$57,065
2020	$55,295	$56,120	$58,093
2020	$58,034	$59,702	$59,835
2020	$58,752	$60,332	$61,396
2020	$58,382	$59,542	$60,596
2021	$58,393	$59,197	$60,835
2021	$57,487	$57,476	$59,676
2021	$58,399	$58,990	$60,965
2021	$57,269	$57,586	$60,306
2022	$56,412	$56,706	$59,030
2022	$53,209	$52,657	$54,596
2022	$54,196	$53,880	$55,408
2022	$50,500	$49,490	$50,848
2023	$52,656	$51,959	$54,095
2023	$53,230	$52,616	$54,363
2023	$51,955	$51,139	$53,542
2023	$50,429	$48,990	$51,029
2024	$53,657	$52,659	$55,230
2024	$52,066	$50,665	$53,565
2024	$54,699	$53,534	$56,273
2024	$54,632	$53,274	$56,411
2025	$54,631	$53,130	$56,372
2025	$56,763	$55,361	$57,861
2025	$56,719	$55,302	$58,176
2025	$58,096	$56,804	$59,886
2026	$58,438	$56,943	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	6.97%	0.02%	1.57%
Bloomberg U.S. 5-10 Year Treasury Bond Index	7.18%	-0.77%	1.31%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 7,105,000,000
Holdings Count | Holding		231
Advisory Fees Paid, Amount		$ 829,000
InvestmentCompanyPortfolioTurnover		173.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,105
Number of Portfolio Holdings	231
Portfolio Turnover Rate	173%
Total Investment Advisory Fees (in thousands)	$829

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	5.0%
Asset-Backed/Commercial Mortgage-Backed Securities	1.3%
Conventional Mortgage-Backed Securities	6.3%
Nonconventional Mortgage-Backed Securities	3.6%
U.S. Government Securities	81.6%
Other Assets and Liabilities—NetFootnote Reference	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007101
Shareholder Report [Line Items]
Fund Name		Long-Term Investment-Grade Fund
Class Name		Investor Shares
Trading Symbol		VWESX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund slightly underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s underweight allocation to credit risk detracted the most from relative performance. Security selection, particularly among industrial issuers, added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Long Credit A or Better Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,729	$10,697	$10,202
2016	$11,482	$11,459	$10,454
2016	$11,090	$11,059	$10,356
2017	$10,671	$10,644	$10,145
2017	$10,931	$10,930	$10,287
2017	$11,389	$11,349	$10,400
2017	$11,601	$11,583	$10,450
2018	$11,662	$11,639	$10,363
2018	$11,151	$11,150	$10,254
2018	$11,270	$11,225	$10,317
2018	$10,846	$10,794	$10,235
2019	$11,493	$11,444	$10,597
2019	$11,964	$11,899	$10,797
2019	$12,893	$12,830	$11,151
2019	$13,538	$13,469	$11,413
2020	$14,172	$14,041	$11,619
2020	$14,479	$14,269	$11,967
2020	$15,793	$15,527	$12,279
2020	$14,860	$14,701	$12,119
2021	$15,098	$14,942	$12,167
2021	$14,381	$14,210	$11,935
2021	$15,355	$15,172	$12,193
2021	$15,199	$15,027	$12,061
2022	$14,398	$14,214	$11,806
2022	$12,276	$12,088	$10,919
2022	$12,469	$12,276	$11,082
2022	$10,529	$10,367	$10,170
2023	$12,086	$11,920	$10,819
2023	$12,047	$11,881	$10,873
2023	$11,787	$11,635	$10,708
2023	$10,448	$10,321	$10,206
2024	$12,233	$12,081	$11,046
2024	$11,520	$11,365	$10,713
2024	$12,302	$12,121	$11,255
2024	$12,322	$12,147	$11,282
2025	$12,058	$11,891	$11,274
2025	$12,208	$12,033	$11,572
2025	$12,428	$12,271	$11,635
2025	$12,964	$12,813	$11,977
2026	$12,890	$12,734	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	6.90%	-3.11%	2.57%
Bloomberg U.S. Long Credit A or Better Bond Index	7.09%	-3.15%	2.45%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 10,483,000,000
Holdings Count | Holding		1,375
Advisory Fees Paid, Amount		$ 2,053,000
InvestmentCompanyPortfolioTurnover		60.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,483
Number of Portfolio Holdings	1,375
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$2,053

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	6.8%
Consumer Discretionary	3.6%
Consumer Staples	4.7%
Energy	5.6%
Financials	17.8%
Health Care	11.6%
Industrials	6.1%
Materials	1.3%
Real Estate	0.6%
Technology	6.3%
Utilities	15.4%
Other	16.8%
Other Assets and Liabilities—NetFootnote Reference	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007102
Shareholder Report [Line Items]
Fund Name		Long-Term Investment-Grade Fund
Class Name		Admiral™ Shares
Trading Symbol		VWETX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund slightly underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s underweight allocation to credit risk detracted the most from relative performance. Security selection, particularly among industrial issuers, added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. Long Credit A or Better Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$53,657	$53,483	$51,012
2016	$57,436	$57,297	$52,270
2016	$55,490	$55,297	$51,781
2017	$53,410	$53,219	$50,726
2017	$54,725	$54,648	$51,434
2017	$57,031	$56,744	$52,001
2017	$58,109	$57,916	$52,248
2018	$58,426	$58,196	$51,816
2018	$55,878	$55,748	$51,270
2018	$56,489	$56,127	$51,585
2018	$54,379	$53,970	$51,175
2019	$57,637	$57,218	$52,983
2019	$60,014	$59,496	$53,983
2019	$64,689	$64,150	$55,753
2019	$67,943	$67,344	$57,065
2020	$71,140	$70,205	$58,093
2020	$72,700	$71,343	$59,835
2020	$79,317	$77,634	$61,396
2020	$74,652	$73,503	$60,596
2021	$75,865	$74,712	$60,835
2021	$72,282	$71,048	$59,676
2021	$77,197	$75,860	$60,965
2021	$76,431	$75,134	$60,306
2022	$72,418	$71,068	$59,030
2022	$61,761	$60,441	$54,596
2022	$62,749	$61,380	$55,408
2022	$53,002	$51,833	$50,848
2023	$60,853	$59,598	$54,095
2023	$60,673	$59,405	$54,363
2023	$59,377	$58,175	$53,542
2023	$52,643	$51,606	$51,029
2024	$61,653	$60,403	$55,230
2024	$58,075	$56,824	$53,565
2024	$62,032	$60,604	$56,273
2024	$62,147	$60,735	$56,411
2025	$60,832	$59,455	$56,372
2025	$61,606	$60,164	$57,861
2025	$62,734	$61,357	$58,176
2025	$65,456	$64,066	$59,886
2026	$65,100	$63,669	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	7.02%	-3.01%	2.67%
Bloomberg U.S. Long Credit A or Better Bond Index	7.09%	-3.15%	2.45%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 10,483,000,000
Holdings Count | Holding		1,375
Advisory Fees Paid, Amount		$ 2,053,000
InvestmentCompanyPortfolioTurnover		60.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,483
Number of Portfolio Holdings	1,375
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$2,053

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	6.8%
Consumer Discretionary	3.6%
Consumer Staples	4.7%
Energy	5.6%
Financials	17.8%
Health Care	11.6%
Industrials	6.1%
Materials	1.3%
Real Estate	0.6%
Technology	6.3%
Utilities	15.4%
Other	16.8%
Other Assets and Liabilities—NetFootnote Reference	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Admiral Share class was reduced.
Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007103
Shareholder Report [Line Items]
Fund Name		Long-Term Treasury Fund
Class Name		Investor Shares
Trading Symbol		VUSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund slightly outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s outperformance was largely due to security selection within Treasuries and allocations to agency debentures and agency mortgage-backed securities. Curve positioning was a detractor.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Long Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,227	$10,246	$10,202
2016	$11,194	$11,207	$10,454
2016	$10,473	$10,477	$10,356
2017	$9,679	$9,686	$10,145
2017	$9,927	$9,934	$10,287
2017	$10,103	$10,107	$10,400
2017	$10,195	$10,221	$10,450
2018	$10,086	$10,133	$10,363
2018	$9,860	$9,929	$10,254
2018	$9,974	$10,008	$10,317
2018	$9,539	$9,564	$10,235
2019	$10,294	$10,347	$10,597
2019	$10,514	$10,565	$10,797
2019	$11,351	$11,425	$11,151
2019	$12,099	$12,204	$11,413
2020	$12,542	$12,610	$11,619
2020	$14,382	$14,558	$11,967
2020	$14,790	$14,909	$12,279
2020	$13,750	$13,890	$12,119
2021	$13,346	$13,390	$12,167
2021	$12,276	$12,294	$11,935
2021	$13,236	$13,258	$12,193
2021	$13,082	$13,090	$12,061
2022	$12,690	$12,698	$11,806
2022	$10,775	$10,791	$10,919
2022	$10,677	$10,709	$11,082
2022	$8,872	$8,903	$10,170
2023	$9,926	$9,972	$10,819
2023	$9,949	$10,001	$10,873
2023	$9,449	$9,509	$10,708
2023	$8,092	$8,147	$10,206
2024	$9,372	$9,445	$11,046
2024	$8,718	$8,774	$10,713
2024	$9,442	$9,502	$11,255
2024	$9,317	$9,376	$11,282
2025	$9,013	$9,076	$11,274
2025	$9,288	$9,358	$11,572
2025	$9,171	$9,233	$11,635
2025	$9,612	$9,671	$11,977
2026	$9,443	$9,499	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	4.76%	-6.69%	-0.57%
Bloomberg U.S. Long Treasury Bond Index	4.66%	-6.64%	-0.51%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 2,836,000,000
Holdings Count | Holding		171
Advisory Fees Paid, Amount		$ 345,000
InvestmentCompanyPortfolioTurnover		292.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,836
Number of Portfolio Holdings	171
Portfolio Turnover Rate	292%
Total Investment Advisory Fees (in thousands)	$345

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	4.3%
Conventional Mortgage-Backed Securities	7.2%
Nonconventional Mortgage-Backed Securities	2.0%
U.S. Government Securities	86.9%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.1%)
Other Assets and Liabilities—NetFootnote Reference	1.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007104
Shareholder Report [Line Items]
Fund Name		Long-Term Treasury Fund
Class Name		Admiral™ Shares
Trading Symbol		VUSUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund slightly outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s outperformance was largely due to security selection within Treasuries and allocations to agency debentures and agency mortgage-backed securities. Curve positioning was a detractor.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. Long Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$51,146	$51,232	$51,012
2016	$55,997	$56,037	$52,270
2016	$52,405	$52,384	$51,781
2017	$48,441	$48,429	$50,726
2017	$49,655	$49,668	$51,434
2017	$50,588	$50,537	$52,001
2017	$51,062	$51,105	$52,248
2018	$50,533	$50,665	$51,816
2018	$49,411	$49,647	$51,270
2018	$49,993	$50,040	$51,585
2018	$47,824	$47,820	$51,175
2019	$51,622	$51,736	$52,983
2019	$52,738	$52,827	$53,983
2019	$56,952	$57,126	$55,753
2019	$60,719	$61,021	$57,065
2020	$62,961	$63,051	$58,093
2020	$72,214	$72,791	$59,835
2020	$74,282	$74,547	$61,396
2020	$69,076	$69,452	$60,596
2021	$67,062	$66,952	$60,835
2021	$61,701	$61,471	$59,676
2021	$66,545	$66,288	$60,965
2021	$65,788	$65,449	$60,306
2022	$63,829	$63,490	$59,030
2022	$54,211	$53,956	$54,596
2022	$53,730	$53,546	$55,408
2022	$44,659	$44,517	$50,848
2023	$49,980	$49,858	$54,095
2023	$50,104	$50,003	$54,363
2023	$47,598	$47,544	$53,542
2023	$40,774	$40,733	$51,029
2024	$47,233	$47,227	$55,230
2024	$43,948	$43,871	$53,565
2024	$47,611	$47,509	$56,273
2024	$46,993	$46,882	$56,411
2025	$45,474	$45,382	$56,372
2025	$46,872	$46,792	$57,861
2025	$46,293	$46,165	$58,176
2025	$48,529	$48,355	$59,886
2026	$47,687	$47,497	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	4.87%	-6.59%	-0.47%
Bloomberg U.S. Long Treasury Bond Index	4.66%	-6.64%	-0.51%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 2,836,000,000
Holdings Count | Holding		171
Advisory Fees Paid, Amount		$ 345,000
InvestmentCompanyPortfolioTurnover		292.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,836
Number of Portfolio Holdings	171
Portfolio Turnover Rate	292%
Total Investment Advisory Fees (in thousands)	$345

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	4.3%
Conventional Mortgage-Backed Securities	7.2%
Nonconventional Mortgage-Backed Securities	2.0%
U.S. Government Securities	86.9%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.1%)
Other Assets and Liabilities—NetFootnote Reference	1.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007105
Shareholder Report [Line Items]
Fund Name		Short-Term Federal Fund
Class Name		Investor Shares
Trading Symbol		VSGBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark index.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-Year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-Year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s outperformance was largely driven by positions in agency mortgage-backed securities and agency commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. 1-5 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,044	$10,046	$10,202
2016	$10,110	$10,123	$10,454
2016	$10,109	$10,089	$10,356
2017	$10,049	$10,013	$10,145
2017	$10,088	$10,066	$10,287
2017	$10,129	$10,103	$10,400
2017	$10,124	$10,094	$10,450
2018	$10,047	$10,006	$10,363
2018	$10,041	$9,989	$10,254
2018	$10,071	$10,028	$10,317
2018	$10,104	$10,055	$10,235
2019	$10,268	$10,250	$10,597
2019	$10,378	$10,359	$10,797
2019	$10,518	$10,515	$11,151
2019	$10,632	$10,647	$11,413
2020	$10,726	$10,745	$11,619
2020	$10,929	$11,070	$11,967
2020	$11,033	$11,114	$12,279
2020	$11,058	$11,096	$12,119
2021	$11,123	$11,109	$12,167
2021	$11,113	$11,067	$11,935
2021	$11,137	$11,103	$12,193
2021	$11,065	$11,006	$12,061
2022	$10,959	$10,877	$11,806
2022	$10,629	$10,521	$10,919
2022	$10,694	$10,604	$11,082
2022	$10,367	$10,264	$10,170
2023	$10,588	$10,495	$10,819
2023	$10,629	$10,619	$10,873
2023	$10,559	$10,512	$10,708
2023	$10,548	$10,511	$10,206
2024	$10,909	$10,870	$11,046
2024	$10,833	$10,741	$10,713
2024	$11,148	$11,079	$11,255
2024	$11,254	$11,164	$11,282
2025	$11,363	$11,251	$11,274
2025	$11,617	$11,539	$11,572
2025	$11,675	$11,563	$11,635
2025	$11,868	$11,758	$11,977
2026	$11,992	$11,863	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	5.54%	1.51%	1.83%
Bloomberg U.S. 1-5 Year Government Bond Index	5.44%	1.32%	1.72%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 4,497,000,000
Holdings Count | Holding		535
Advisory Fees Paid, Amount		$ 521,000
InvestmentCompanyPortfolioTurnover		398.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,497
Number of Portfolio Holdings	535
Portfolio Turnover Rate	398%
Total Investment Advisory Fees (in thousands)	$521

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	16.9%
Asset-Backed/Commercial Mortgage-Backed Securities	23.4%
Conventional Mortgage-Backed Securities	43.3%
Nonconventional Mortgage-Backed Securities	5.5%
U.S. Government Securities	12.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.3%)
Other Assets and Liabilities—NetFootnote Reference	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007106
Shareholder Report [Line Items]
Fund Name		Short-Term Federal Fund
Class Name		Admiral™ Shares
Trading Symbol		VSGDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark index.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-Year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-Year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s outperformance was largely driven by positions in agency mortgage-backed securities and agency commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. 1-5 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$50,231	$50,230	$51,012
2016	$50,574	$50,615	$52,270
2016	$50,584	$50,444	$51,781
2017	$50,294	$50,067	$50,726
2017	$50,502	$50,332	$51,434
2017	$50,720	$50,513	$52,001
2017	$50,711	$50,470	$52,248
2018	$50,334	$50,028	$51,816
2018	$50,317	$49,945	$51,270
2018	$50,483	$50,138	$51,585
2018	$50,659	$50,276	$51,175
2019	$51,492	$51,251	$52,983
2019	$52,056	$51,793	$53,983
2019	$52,774	$52,573	$55,753
2019	$53,359	$53,236	$57,065
2020	$53,842	$53,726	$58,093
2020	$54,875	$55,351	$59,835
2020	$55,412	$55,568	$61,396
2020	$55,555	$55,480	$60,596
2021	$55,895	$55,546	$60,835
2021	$55,859	$55,334	$59,676
2021	$55,992	$55,515	$60,965
2021	$55,644	$55,032	$60,306
2022	$55,123	$54,384	$59,030
2022	$53,478	$52,606	$54,596
2022	$53,816	$53,019	$55,408
2022	$52,187	$51,321	$50,848
2023	$53,310	$52,476	$54,095
2023	$53,529	$53,094	$54,363
2023	$53,192	$52,558	$53,542
2023	$53,150	$52,555	$51,029
2024	$54,982	$54,349	$55,230
2024	$54,611	$53,706	$53,565
2024	$56,213	$55,395	$56,273
2024	$56,765	$55,820	$56,411
2025	$57,325	$56,257	$56,372
2025	$58,624	$57,695	$57,861
2025	$58,929	$57,817	$58,176
2025	$59,921	$58,789	$59,886
2026	$60,561	$59,316	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	5.64%	1.62%	1.93%
Bloomberg U.S. 1-5 Year Government Bond Index	5.44%	1.32%	1.72%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 4,497,000,000
Holdings Count | Holding		535
Advisory Fees Paid, Amount		$ 521,000
InvestmentCompanyPortfolioTurnover		398.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,497
Number of Portfolio Holdings	535
Portfolio Turnover Rate	398%
Total Investment Advisory Fees (in thousands)	$521

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Agency Bonds and Notes	16.9%
Asset-Backed/Commercial Mortgage-Backed Securities	23.4%
Conventional Mortgage-Backed Securities	43.3%
Nonconventional Mortgage-Backed Securities	5.5%
U.S. Government Securities	12.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.3%)
Other Assets and Liabilities—NetFootnote Reference	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007107
Shareholder Report [Line Items]
Fund Name		Short-Term Investment-Grade Fund
Class Name		Investor Shares
Trading Symbol		VFSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s overweight allocation to overall credit risk contributed to its outperformance. An out-of-benchmark allocation to asset-backed securities and selection among investment-grade corporate issuers also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,164	$10,166	$10,202
2016	$10,294	$10,287	$10,454
2016	$10,300	$10,288	$10,356
2017	$10,252	$10,242	$10,145
2017	$10,336	$10,344	$10,287
2017	$10,410	$10,435	$10,400
2017	$10,437	$10,463	$10,450
2018	$10,384	$10,396	$10,363
2018	$10,340	$10,355	$10,254
2018	$10,399	$10,418	$10,317
2018	$10,431	$10,452	$10,235
2019	$10,599	$10,663	$10,597
2019	$10,776	$10,845	$10,797
2019	$10,958	$11,039	$11,151
2019	$11,085	$11,209	$11,413
2020	$11,213	$11,352	$11,619
2020	$11,209	$11,382	$11,967
2020	$11,558	$11,713	$12,279
2020	$11,586	$11,740	$12,119
2021	$11,694	$11,832	$12,167
2021	$11,678	$11,815	$11,935
2021	$11,754	$11,883	$12,193
2021	$11,661	$11,790	$12,061
2022	$11,499	$11,634	$11,806
2022	$11,046	$11,192	$10,919
2022	$11,141	$11,294	$11,082
2022	$10,739	$10,889	$10,170
2023	$11,133	$11,281	$10,819
2023	$11,231	$11,382	$10,873
2023	$11,219	$11,368	$10,708
2023	$11,169	$11,320	$10,206
2024	$11,667	$11,820	$11,046
2024	$11,608	$11,757	$10,713
2024	$11,996	$12,134	$11,255
2024	$12,135	$12,276	$11,282
2025	$12,265	$12,403	$11,274
2025	$12,521	$12,671	$11,572
2025	$12,677	$12,809	$11,635
2025	$12,909	$13,048	$11,977
2026	$13,067	$13,205	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	6.54%	2.25%	2.71%
Bloomberg U.S. 1-5 Year Credit Bond Index	6.46%	2.22%	2.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 54,620,000,000
Holdings Count | Holding		2,244
Advisory Fees Paid, Amount		$ 10,060,000
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54,620
Number of Portfolio Holdings	2,244
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$10,060

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.5%
Consumer Staples	4.8%
Energy	6.1%
Financials	30.6%
Health Care	6.7%
Industrials	5.5%
Materials	1.9%
Real Estate	3.1%
Technology	5.2%
Utilities	6.1%
Other	18.7%
Other Assets and Liabilities—NetFootnote Reference	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007108
Shareholder Report [Line Items]
Fund Name		Short-Term Investment-Grade Fund
Class Name		Admiral™ Shares
Trading Symbol		VFSUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s overweight allocation to overall credit risk contributed to its outperformance. An out-of-benchmark allocation to asset-backed securities and selection among investment-grade corporate issuers also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$50,831	$50,828	$51,012
2016	$51,495	$51,436	$52,270
2016	$51,536	$51,442	$51,781
2017	$51,309	$51,209	$50,726
2017	$51,746	$51,718	$51,434
2017	$52,125	$52,175	$52,001
2017	$52,275	$52,316	$52,248
2018	$52,024	$51,979	$51,816
2018	$51,815	$51,773	$51,270
2018	$52,123	$52,089	$51,585
2018	$52,300	$52,262	$51,175
2019	$53,152	$53,314	$52,983
2019	$54,056	$54,226	$53,983
2019	$54,984	$55,193	$55,753
2019	$55,631	$56,043	$57,065
2020	$56,288	$56,758	$58,093
2020	$56,281	$56,912	$59,835
2020	$58,052	$58,565	$61,396
2020	$58,206	$58,700	$60,596
2021	$58,760	$59,160	$60,835
2021	$58,695	$59,075	$59,676
2021	$59,091	$59,415	$60,965
2021	$58,640	$58,952	$60,306
2022	$57,842	$58,170	$59,030
2022	$55,576	$55,961	$54,596
2022	$56,069	$56,470	$55,408
2022	$54,057	$54,446	$50,848
2023	$56,057	$56,407	$54,095
2023	$56,563	$56,910	$54,363
2023	$56,518	$56,838	$53,542
2023	$56,281	$56,601	$51,029
2024	$58,803	$59,100	$55,230
2024	$58,518	$58,784	$53,565
2024	$60,490	$60,668	$56,273
2024	$61,205	$61,382	$56,411
2025	$61,878	$62,017	$56,372
2025	$63,185	$63,353	$57,861
2025	$63,994	$64,047	$58,176
2025	$65,178	$65,240	$59,886
2026	$65,994	$66,023	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	6.65%	2.35%	2.81%
Bloomberg U.S. 1-5 Year Credit Bond Index	6.46%	2.22%	2.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 54,620,000,000
Holdings Count | Holding		2,244
Advisory Fees Paid, Amount		$ 10,060,000
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54,620
Number of Portfolio Holdings	2,244
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$10,060

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.5%
Consumer Staples	4.8%
Energy	6.1%
Financials	30.6%
Health Care	6.7%
Industrials	5.5%
Materials	1.9%
Real Estate	3.1%
Technology	5.2%
Utilities	6.1%
Other	18.7%
Other Assets and Liabilities—NetFootnote Reference	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Admiral Share class was reduced.
Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007109
Shareholder Report [Line Items]
Fund Name		Short-Term Investment-Grade Fund
Class Name		Institutional Shares
Trading Symbol		VFSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s overweight allocation to overall credit risk contributed to its outperformance. An out-of-benchmark allocation to asset-backed securities and selection among investment-grade corporate issuers also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,083,492	$5,082,804	$5,101,175
2016	$5,150,246	$5,143,620	$5,227,003
2016	$5,154,541	$5,144,184	$5,178,055
2017	$5,132,437	$5,120,946	$5,072,639
2017	$5,176,493	$5,171,805	$5,143,442
2017	$5,214,873	$5,217,479	$5,200,097
2017	$5,230,258	$5,231,620	$5,224,776
2018	$5,205,506	$5,197,864	$5,181,646
2018	$5,184,937	$5,177,300	$5,127,024
2018	$5,216,222	$5,208,906	$5,158,490
2018	$5,234,353	$5,226,237	$5,117,488
2019	$5,319,999	$5,331,385	$5,298,287
2019	$5,410,891	$5,422,573	$5,398,277
2019	$5,504,134	$5,519,255	$5,575,337
2019	$5,569,364	$5,604,329	$5,706,477
2020	$5,635,493	$5,675,773	$5,809,283
2020	$5,635,291	$5,691,180	$5,983,546
2020	$5,813,000	$5,856,514	$6,139,630
2020	$5,828,828	$5,869,971	$6,059,555
2021	$5,884,841	$5,915,970	$6,083,511
2021	$5,878,708	$5,907,543	$5,967,570
2021	$5,918,778	$5,941,456	$6,096,545
2021	$5,874,045	$5,895,173	$6,030,591
2022	$5,794,620	$5,817,014	$5,902,981
2022	$5,567,945	$5,596,124	$5,459,607
2022	$5,617,805	$5,646,958	$5,540,763
2022	$5,416,592	$5,444,574	$5,084,843
2023	$5,617,488	$5,640,680	$5,409,513
2023	$5,668,586	$5,690,976	$5,436,259
2023	$5,664,524	$5,683,792	$5,354,152
2023	$5,641,107	$5,660,132	$5,102,943
2024	$5,894,401	$5,910,047	$5,523,009
2024	$5,866,259	$5,878,350	$5,356,455
2024	$6,064,427	$6,066,814	$5,627,272
2024	$6,136,492	$6,138,214	$5,641,113
2025	$6,204,481	$6,201,688	$5,637,207
2025	$6,335,805	$6,335,337	$5,786,054
2025	$6,417,240	$6,404,698	$5,817,572
2025	$6,536,370	$6,523,956	$5,988,556
2026	$6,618,519	$6,602,314	$6,023,279

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	6.67%	2.38%	2.84%
Bloomberg U.S. 1-5 Year Credit Bond Index	6.46%	2.22%	2.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 54,620,000,000
Holdings Count | Holding		2,244
Advisory Fees Paid, Amount		$ 10,060,000
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54,620
Number of Portfolio Holdings	2,244
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$10,060

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.5%
Consumer Staples	4.8%
Energy	6.1%
Financials	30.6%
Health Care	6.7%
Industrials	5.5%
Materials	1.9%
Real Estate	3.1%
Technology	5.2%
Utilities	6.1%
Other	18.7%
Other Assets and Liabilities—NetFootnote Reference	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151976
Shareholder Report [Line Items]
Fund Name		Ultra-Short-Term Bond Fund
Class Name		Investor Shares
Trading Symbol		VUBFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-Year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%. The yield on the bellwether 10-Year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s outperformance was driven by its credit exposure as spreads tightened over the period.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,032	$10,016	$10,202
2016	$10,070	$10,045	$10,454
2016	$10,093	$10,056	$10,356
2017	$10,113	$10,071	$10,145
2017	$10,140	$10,077	$10,287
2017	$10,182	$10,100	$10,400
2017	$10,215	$10,120	$10,450
2018	$10,231	$10,135	$10,363
2018	$10,258	$10,165	$10,254
2018	$10,313	$10,215	$10,317
2018	$10,373	$10,265	$10,235
2019	$10,470	$10,349	$10,597
2019	$10,561	$10,429	$10,797
2019	$10,653	$10,514	$11,151
2019	$10,741	$10,604	$11,413
2020	$10,806	$10,650	$11,619
2020	$10,802	$10,799	$11,967
2020	$10,941	$10,808	$12,279
2020	$10,969	$10,813	$12,119
2021	$11,002	$10,823	$12,167
2021	$11,011	$10,829	$11,935
2021	$11,023	$10,831	$12,193
2021	$11,012	$10,830	$12,061
2022	$10,958	$10,791	$11,806
2022	$10,863	$10,745	$10,919
2022	$10,890	$10,746	$11,082
2022	$10,849	$10,720	$10,170
2023	$11,012	$10,859	$10,819
2023	$11,127	$10,975	$10,873
2023	$11,230	$11,056	$10,708
2023	$11,346	$11,198	$10,206
2024	$11,591	$11,411	$11,046
2024	$11,694	$11,487	$10,713
2024	$11,903	$11,673	$11,255
2024	$12,075	$11,839	$11,282
2025	$12,235	$11,982	$11,274
2025	$12,382	$12,121	$11,572
2025	$12,515	$12,208	$11,635
2025	$12,682	$12,360	$11,977
2026	$12,840	$12,487	$12,047

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	4.94%	3.14%	2.53%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.22%	2.90%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 15,582,000,000
Holdings Count | Holding		954
Advisory Fees Paid, Amount		$ 2,768,000
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$15,582
Number of Portfolio Holdings	954
Portfolio Turnover Rate	82%
Total Investment Advisory Fees (in thousands)	$2,768

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	30.1%
Corporate Bonds	57.2%
Sovereign Bonds	2.6%
U.S. Government and Agency Obligations	1.4%
Other Assets and Liabilities—NetFootnote Reference	8.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151975
Shareholder Report [Line Items]
Fund Name		Ultra-Short-Term Bond Fund
Class Name		Admiral™ Shares
Trading Symbol		VUSFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-Year U.S. Treasury bill fell 0.67 percentage points to end the period at 3.52%. The yield on the bellwether 10-Year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.

  The Fund’s outperformance was driven by its credit exposure as spreads tightened over the period.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
2016	$50,000	$50,000	$50,000
2016	$50,195	$50,080	$51,012
2016	$50,401	$50,227	$52,270
2016	$50,532	$50,278	$51,781
2017	$50,611	$50,357	$50,726
2017	$50,783	$50,384	$51,434
2017	$51,004	$50,499	$52,001
2017	$51,185	$50,599	$52,248
2018	$51,248	$50,676	$51,816
2018	$51,394	$50,827	$51,270
2018	$51,709	$51,075	$51,585
2018	$52,022	$51,323	$51,175
2019	$52,499	$51,744	$52,983
2019	$52,996	$52,146	$53,983
2019	$53,468	$52,572	$55,753
2019	$53,894	$53,021	$57,065
2020	$54,236	$53,248	$58,093
2020	$54,229	$53,997	$59,835
2020	$54,940	$54,042	$61,396
2020	$55,093	$54,065	$60,596
2021	$55,244	$54,113	$60,835
2021	$55,329	$54,146	$59,676
2021	$55,406	$54,156	$60,965
2021	$55,362	$54,148	$60,306
2022	$55,134	$53,955	$59,030
2022	$54,642	$53,726	$54,596
2022	$54,818	$53,729	$55,408
2022	$54,599	$53,602	$50,848
2023	$55,434	$54,295	$54,095
2023	$56,029	$54,874	$54,363
2023	$56,559	$55,280	$53,542
2023	$57,189	$55,989	$51,029
2024	$58,436	$57,054	$55,230
2024	$58,939	$57,437	$53,565
2024	$60,038	$58,367	$56,273
2024	$60,923	$59,195	$56,411
2025	$61,684	$59,909	$56,372
2025	$62,442	$60,604	$57,861
2025	$63,161	$61,039	$58,176
2025	$64,055	$61,800	$59,886
2026	$64,830	$62,436	$60,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	5.10%	3.25%	2.63%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.22%	2.90%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Jan. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 15,582,000,000
Holdings Count | Holding		954
Advisory Fees Paid, Amount		$ 2,768,000
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$15,582
Number of Portfolio Holdings	954
Portfolio Turnover Rate	82%
Total Investment Advisory Fees (in thousands)	$2,768

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	30.1%
Corporate Bonds	57.2%
Sovereign Bonds	2.6%
U.S. Government and Agency Obligations	1.4%
Other Assets and Liabilities—NetFootnote Reference	8.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Admiral Share class was reduced.
Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000264003
Shareholder Report [Line Items]
Fund Name		High-Yield Active ETF
Class Name		ETF Shares
Trading Symbol		VGHY
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard High-Yield Active ETF (the "Fund") for the period of September 16, 2025, to January 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8Footnote Reference1	0.22%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[1]	$ 8
Expense Ratio, Percent	[2]	0.22%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on September 16, 2025, through January 31, 2026, the Fund outperformed its benchmark.

  From September 2025 through January 2026, global financial markets rose, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The Federal Reserve lowered rates three times during the period, while the Bank of England cut rates twice.

  This actively managed fund invests in a diversified portfolio of below-investment-grade bonds, sometimes referred to as “junk bonds.” It seeks to outperform the broad high-yield market through security selection, sector allocation, and other active portfolio management decisions.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Bloomberg U.S. High Yield 2% Issuer Capped Total Return Index	Bloomberg U.S. Aggregate Bond Index
2025	$10,000	$10,000	$10,000
2026	$10,218	$10,185	$10,069

Average Annual Return [Table Text Block]
Table Summary
Since Inception 9/16/25
ETF Shares Net Asset Value	2.18%
Bloomberg U.S. High Yield 2% Issuer Capped Total Return Index	1.85%
Bloomberg U.S. Aggregate Bond Index	0.69%

Performance Inception Date		Sep. 16, 2025
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 191,000,000
Holdings Count | Holding		429
Advisory Fees Paid, Amount		$ 6,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$191
Number of Portfolio Holdings	429
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$6

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communications	12.3%
Consumer Discretionary	14.3%
Consumer Staples	5.7%
Energy	11.0%
Financials	9.7%
Health Care	6.3%
Industrials	7.4%
Materials	11.7%
Real Estate	3.0%
Technology	3.7%
Utilities	3.6%
Other	11.1%
Other Assets and Liabilities—NetFootnote Reference	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since September 16, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 16, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Costs would be higher for a full year.
[2]	Annualized.